Benefit Plans - Fair Values of Defined Benefit Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	$ 270,181	$ 248,950
Equity Securities [Member] | Large Cap Disciplined [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	95,970	90,237
Equity Securities [Member] | Small/ Mid Cap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	26,197	24,850
Equity Securities [Member] | Intl/ World Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	62,098	58,280
Debt Securities [Member] | High Yield Bond Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	41,484	38,212
Debt Securities [Member] | Emerging Markets Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	13,350	12,517
Debt Securities [Member] | Cash [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	2
Alternatives [Member] | Structured Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	31,080	24,854
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	239,101	224,096
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Equity Securities [Member] | Large Cap Disciplined [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	95,970	90,237
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Equity Securities [Member] | Small/ Mid Cap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	26,197	24,850
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Equity Securities [Member] | Intl/ World Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	62,098	58,280
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Debt Securities [Member] | High Yield Bond Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	41,484	38,212
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Debt Securities [Member] | Emerging Markets Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	13,350	12,517
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Debt Securities [Member] | Cash [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	2
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Alternatives [Member] | Structured Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Equity Securities [Member] | Large Cap Disciplined [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Equity Securities [Member] | Small/ Mid Cap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Equity Securities [Member] | Intl/ World Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Debt Securities [Member] | High Yield Bond Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Debt Securities [Member] | Emerging Markets Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Debt Securities [Member] | Cash [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Other Observable Input Level 2 [Member] | Alternatives [Member] | Structured Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	31,080	24,854
Significant Unobservable Inputs Level 3 [Member] | Equity Securities [Member] | Large Cap Disciplined [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Equity Securities [Member] | Small/ Mid Cap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Equity Securities [Member] | Intl/ World Equity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Debt Securities [Member] | High Yield Bond Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Debt Securities [Member] | Emerging Markets Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Debt Securities [Member] | Cash [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets
Significant Unobservable Inputs Level 3 [Member] | Alternatives [Member] | Structured Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair values of the defined benefit assets	$ 31,080	$ 24,854